Accounts and Transactions with Related Parties - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Desarrollo inmobiliario del este, S. A. [member] | Desarrollo inmobiliario [member]
Disclosure of transactions between related parties [line items]
Approximate area of building | ft²	105,981
Number of lease floor	four
Corporacion de inversiones areas, S. A [member] | Desarrollo inmobiliario [member] | Class B shares [member]
Disclosure of transactions between related parties [line items]
Percentage of ownership	100.00%
Executive officers [member]
Disclosure of transactions between related parties [line items]
Future payments pursuant to a non-compete agreement	$ 3.0
Banco General, S. A. [member]
Disclosure of transactions between related parties [line items]
Interest receivable	0.1	$ 0.9
Proceeds from sale of miles	$ 18.9	$ 13.8	$ 10.7